Financial assets and liabilities - Virtual Power Purchase Agreement (Details) $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 8	$ 2
Liability	16	20
Virtual Power Purchase Agreement | Fair market value
Disclosure of detailed information about financial instruments [line items]
Liability	$ 4	$ 4
Risk-free rate | Option Pricing | Virtual Power Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.025	0.021
Volatility | Option Pricing | Virtual Power Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.31	0.31
Fair market value Increase (in percent)	5.00%